Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALGER FUNDS II
Entity Central Index Key	0000092751
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000024978 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class A
Trading Symbol	SPECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class A / SPECX)	$75	1.52%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.52%	[1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Spectra Fund Class A returned -1.18%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and Microsoft Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class A	12.49%	11.61%	11.73%
Alger Spectra Fund Class A—excluding sales load	18.74%	12.82%	12.34%
Russell 3000 Growth Index	14.07%	16.71%	14.72%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,181,771,879
Holdings Count | Holding	69	[2]
Investment Company Portfolio Turnover	25.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$3,181,771,879
Total number of portfolio holdings[1]	69
Portfolio turnover rate	25.53%
Long portfolio exposure	108.6%
Short portfolio exposure	(8.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	15.5%
Consumer Staples	0.1%
Energy	0.4%
Exchange Traded Fund	0.1%
Financials	4.0%
Health Care	4.6%
Industrials	8.5%
Information Technology	47.8%
Market Indices	(2.7)%
Materials	0.4%
Real Estate	0.9%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets. Includes securities sold short.

C000068367 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class C
Trading Symbol	ASPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class C / ASPCX)	$113	2.29%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.29%	[3]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Spectra Fund Class C returned -1.55%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and Microsoft Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class C	16.92%	11.96%	11.65%
Alger Spectra Fund Class C—excluding contingent deferred sales charges	17.92%	11.96%	11.65%
Russell 3000 Growth Index	14.07%	16.71%	14.72%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,181,771,879
Holdings Count | Holding	69	[4]
Investment Company Portfolio Turnover	25.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$3,181,771,879
Total number of portfolio holdings[1]	69
Portfolio turnover rate	25.53%
Long portfolio exposure	108.6%
Short portfolio exposure	(8.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	15.5%
Consumer Staples	0.1%
Energy	0.4%
Exchange Traded Fund	0.1%
Financials	4.0%
Health Care	4.6%
Industrials	8.5%
Information Technology	47.8%
Market Indices	(2.7)%
Materials	0.4%
Real Estate	0.9%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets. Includes securities sold short.

C000068368 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class I
Trading Symbol	ASPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class I / ASPIX)	$75	1.52%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.52%	[5]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Spectra Fund Class I returned -1.16% for the fiscal six-month period ended April 30, 2025, compared to the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and Microsoft Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class I	18.79%	12.82%	12.35%
Russell 3000 Growth Index	14.07%	16.71%	14.72%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,181,771,879
Holdings Count | Holding	69	[6]
Investment Company Portfolio Turnover	25.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$3,181,771,879
Total number of portfolio holdings[1]	69
Portfolio turnover rate	25.53%
Long portfolio exposure	108.6%
Short portfolio exposure	(8.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	15.5%
Consumer Staples	0.1%
Energy	0.4%
Exchange Traded Fund	0.1%
Financials	4.0%
Health Care	4.6%
Industrials	8.5%
Information Technology	47.8%
Market Indices	(2.7)%
Materials	0.4%
Real Estate	0.9%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets. Includes securities sold short.

C000095102 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class Y
Trading Symbol	ASPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Y / ASPYX)	$55	1.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%	[7]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Spectra Fund Class Y returned -0.95% for the fiscal six-month period ended April 30, 2025, compared to the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and Microsoft Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 12/3/18
Alger Spectra Fund Class Y	19.24%	13.25%	13.26%
Russell 3000 Growth Index	14.07%	16.71%	15.98%
S&P 500 Index	12.10%	15.61%	13.23%

Performance Inception Date	Dec. 03, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,181,771,879
Holdings Count | Holding	69	[8]
Investment Company Portfolio Turnover	25.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$3,181,771,879
Total number of portfolio holdings[1]	69
Portfolio turnover rate	25.53%
Long portfolio exposure	108.6%
Short portfolio exposure	(8.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	15.5%
Consumer Staples	0.1%
Energy	0.4%
Exchange Traded Fund	0.1%
Financials	4.0%
Health Care	4.6%
Industrials	8.5%
Information Technology	47.8%
Market Indices	(2.7)%
Materials	0.4%
Real Estate	0.9%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets. Includes securities sold short.

C000206605 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Spectra Fund
Class Name	Class Z
Trading Symbol	ASPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Z / ASPZX)	$58	1.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[9]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Spectra Fund Class Z returned -1.03% for the fiscal six-month period ended April 30, 2025, compared to the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and Microsoft Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class Z	19.14%	13.18%	12.70%
Russell 3000 Growth Index	14.07%	16.71%	14.72%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,181,771,879
Holdings Count | Holding	69	[10]
Investment Company Portfolio Turnover	25.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$3,181,771,879
Total number of portfolio holdings[1]	69
Portfolio turnover rate	25.53%
Long portfolio exposure	108.6%
Short portfolio exposure	(8.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Excludes Money Market Funds and securities sold short.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	15.5%
Consumer Staples	0.1%
Energy	0.4%
Exchange Traded Fund	0.1%
Financials	4.0%
Health Care	4.6%
Industrials	8.5%
Information Technology	47.8%
Market Indices	(2.7)%
Materials	0.4%
Real Estate	0.9%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets. Includes securities sold short.

C000039961 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class A
Trading Symbol	SPEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class A / SPEGX)	$53	1.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%	[11]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Responsible Investing Fund Class A returned -5.86%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Visa Inc., Spotify Technology SA, MercadoLibre, Inc., and GE Vernova Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Adobe Inc., Vaxcyte, Inc., and UnitedHealth Group Incorporated were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class A	2.04%	11.55%	11.29%
Alger Responsible Investing Fund Class A—excluding sales load	7.72%	12.77%	11.89%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 77,877,880
Holdings Count | Holding	57	[12]
Investment Company Portfolio Turnover	4.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$77,877,880
Total number of portfolio holdings[1]	57
Portfolio turnover rate	4.50%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	10.6%
Consumer Discretionary	13.4%
Consumer Staples	1.0%
Financials	8.3%
Health Care	5.8%
Industrials	6.6%
Information Technology	50.3%
Materials	1.2%
Real Estate	1.6%
Utilities	1.4%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets.

C000068369 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class C
Trading Symbol	AGFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class C / AGFCX)	$97	2.02%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.02%	[13]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Responsible Investing Fund Class C returned -6.31%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Visa Inc., Spotify Technology SA, MercadoLibre, Inc., and GE Vernova Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Adobe Inc., Vaxcyte, Inc., and UnitedHealth Group Incorporated were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class C	5.69%	11.88%	11.20%
Alger Responsible Investing Fund Class C—excluding contingent deferred sales charges	6.69%	11.88%	11.20%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 77,877,880
Holdings Count | Holding	57	[14]
Investment Company Portfolio Turnover	4.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$77,877,880
Total number of portfolio holdings[1]	57
Portfolio turnover rate	4.50%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	10.6%
Consumer Discretionary	13.4%
Consumer Staples	1.0%
Financials	8.3%
Health Care	5.8%
Industrials	6.6%
Information Technology	50.3%
Materials	1.2%
Real Estate	1.6%
Utilities	1.4%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets.

C000068370 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class I
Trading Symbol	AGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class I / AGIFX)	$53	1.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%	[15]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Responsible Investing Fund Class I returned -5.82% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Visa Inc., Spotify Technology SA, MercadoLibre, Inc., and GE Vernova Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Adobe Inc., Vaxcyte, Inc., and UnitedHealth Group Incorporated were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class I	7.74%	12.79%	11.90%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 77,877,880
Holdings Count | Holding	57	[16]
Investment Company Portfolio Turnover	4.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$77,877,880
Total number of portfolio holdings[1]	57
Portfolio turnover rate	4.50%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	10.6%
Consumer Discretionary	13.4%
Consumer Staples	1.0%
Financials	8.3%
Health Care	5.8%
Industrials	6.6%
Information Technology	50.3%
Materials	1.2%
Real Estate	1.6%
Utilities	1.4%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets.

C000174226 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Responsible Investing Fund
Class Name	Class Z
Trading Symbol	ALGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class Z / ALGZX)	$44	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%	[17]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Responsible Investing Fund Class Z returned -5.74% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Visa Inc., Spotify Technology SA, MercadoLibre, Inc., and GE Vernova Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Adobe Inc., Vaxcyte, Inc., and UnitedHealth Group Incorporated were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Responsible Investing Fund Class Z	7.93%	13.15%	14.54%
Russell 1000 Growth Index	14.53%	17.23%	17.37%
S&P 500 Index	12.10%	15.61%	13.84%

Performance Inception Date	Oct. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 77,877,880
Holdings Count | Holding	57	[18]
Investment Company Portfolio Turnover	4.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$77,877,880
Total number of portfolio holdings[1]	57
Portfolio turnover rate	4.50%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	10.6%
Consumer Discretionary	13.4%
Consumer Staples	1.0%
Financials	8.3%
Health Care	5.8%
Industrials	6.6%
Information Technology	50.3%
Materials	1.2%
Real Estate	1.6%
Utilities	1.4%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets.

C000078761 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class A
Trading Symbol	SPEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class A / SPEDX)	$99	1.98%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.98%	[19]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Dynamic Opportunities Fund Class A returned 2.40%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index and the 1.06% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.16% and the average allocation to short positions was -29.49%. The Fund’s average cash allocation, which includes short sale proceeds, was 48.32%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest sector underweight. In aggregate, both long and short positions positively contributed to absolute and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, Netflix, Inc., SB Technology Inc., Aritzia, Inc., Forte Biosciences Inc., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Staples and Financials sectors were the largest detractors from relative performance. Regarding long positions, Ameresco, Inc., Fluence Energy, Inc., PureCycle Technologies Inc, Globant SA, and Reddit, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class A	5.52%	7.07%	7.00%
Alger Dynamic Opportunities Fund Class A—excluding sales load	11.37%	8.22%	7.58%
HFRI Equity Hedge (Total) Index	7.13%	9.84%	5.80%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 196,764,781
Holdings Count | Holding	114	[20]
Investment Company Portfolio Turnover	208.40%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$196,764,781
Total number of portfolio holdings[1]	114
Portfolio turnover rate	208.40%
Long portfolio exposure	90.2%
Short portfolio exposure	(32.0)%
Net portfolio exposure	58.2%
Other net assets	41.8%
[1]	Excludes Money Market Funds, securities sold short, and derivatives.

Holdings [Text Block]
Sector Allocation †
Communication Services	10.1%
Consumer Discretionary	3.1%
Consumer Staples	(1.9)%
Energy	0.1%
Exchange Traded Funds	(1.9)%
Financials	4.0%
Health Care	6.1%
Industrials	13.2%
Information Technology	12.3%
Market Indices	(5.3)%
Materials	(0.4)%
Real Estate	3.2%
Utilities	0.9%
Short-Term Investments and Other Net Assets	56.5%
100.0%
†	Based on net assets. Includes securities sold short and derivatives.

C000098121 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class C
Trading Symbol	ADOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class C / ADOCX)	$138	2.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	2.75%	[21]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Dynamic Opportunities Fund Class C returned 2.03%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index and the 1.06% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.16% and the average allocation to short positions was -29.49%. The Fund’s average cash allocation, which includes short sale proceeds, was 48.32%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest sector underweight. In aggregate, both long and short positions positively contributed to absolute and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, Netflix, Inc., SB Technology Inc., Aritzia, Inc., Forte Biosciences Inc., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Staples and Financials sectors were the largest detractors from relative performance. Regarding long positions, Ameresco, Inc., Fluence Energy, Inc., PureCycle Technologies Inc, Globant SA, and Reddit, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class C	9.50%	7.40%	6.92%
Alger Dynamic Opportunities Fund Class C—excluding contingent deferred sales charge	10.50%	7.40%	6.92%
HFRI Equity Hedge (Total) Index	7.13%	9.84%	5.80%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 196,764,781
Holdings Count | Holding	114	[22]
Investment Company Portfolio Turnover	208.40%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$196,764,781
Total number of portfolio holdings[1]	114
Portfolio turnover rate	208.40%
Long portfolio exposure	90.2%
Short portfolio exposure	(32.0)%
Net portfolio exposure	58.2%
Other net assets	41.8%
[1]	Excludes Money Market Funds, securities sold short, and derivatives.

Holdings [Text Block]
Sector Allocation †
Communication Services	10.1%
Consumer Discretionary	3.1%
Consumer Staples	(1.9)%
Energy	0.1%
Exchange Traded Funds	(1.9)%
Financials	4.0%
Health Care	6.1%
Industrials	13.2%
Information Technology	12.3%
Market Indices	(5.3)%
Materials	(0.4)%
Real Estate	3.2%
Utilities	0.9%
Short-Term Investments and Other Net Assets	56.5%
100.0%
†	Based on net assets. Includes securities sold short and derivatives.

C000095104 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Dynamic Opportunities Fund
Class Name	Class Z
Trading Symbol	ADOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class Z / ADOZX)	$83	1.66%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.66%	[23]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Dynamic Opportunities Fund Class Z returned 2.58% for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index and the 1.06% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.16% and the average allocation to short positions was -29.49%. The Fund’s average cash allocation, which includes short sale proceeds, was 48.32%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest sector underweight. In aggregate, both long and short positions positively contributed to absolute and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, Netflix, Inc., SB Technology Inc., Aritzia, Inc., Forte Biosciences Inc., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Staples and Financials sectors were the largest detractors from relative performance. Regarding long positions, Ameresco, Inc., Fluence Energy, Inc., PureCycle Technologies Inc, Globant SA, and Reddit, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class Z	11.72%	8.53%	7.89%
HFRI Equity Hedge (Total) Index	7.13%	9.84%	5.80%
S&P 500 Index	12.10%	15.61%	12.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 196,764,781
Holdings Count | Holding	114	[24]
Investment Company Portfolio Turnover	208.40%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$196,764,781
Total number of portfolio holdings[1]	114
Portfolio turnover rate	208.40%
Long portfolio exposure	90.2%
Short portfolio exposure	(32.0)%
Net portfolio exposure	58.2%
Other net assets	41.8%
[1]	Excludes Money Market Funds, securities sold short, and derivatives.

Holdings [Text Block]
Sector Allocation †
Communication Services	10.1%
Consumer Discretionary	3.1%
Consumer Staples	(1.9)%
Energy	0.1%
Exchange Traded Funds	(1.9)%
Financials	4.0%
Health Care	6.1%
Industrials	13.2%
Information Technology	12.3%
Market Indices	(5.3)%
Materials	(0.4)%
Real Estate	3.2%
Utilities	0.9%
Short-Term Investments and Other Net Assets	56.5%
100.0%
†	Based on net assets. Includes securities sold short and derivatives.

C000095099 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class A
Trading Symbol	AAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class A / AAEMX)	$76	1.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.55%	[25]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Emerging Markets Fund Class A returned -1.66%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the 0.56% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Tencent Holdings Ltd, Weichai Power Co., Ltd. Class H, Greek Organisation of Football Prognostics SA, Arca Continental SAB de CV, and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., Meituan, JSW Energy Limited, E Ink Holdings Inc, and Capitec Bank Holdings Limited were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several EM central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
India’s Pro-Consumption Fiscal Policy	Positive	India's February 2025 Union Budget delivered personal income tax reductions and maintained near-record infrastructure spending, supporting domestic consumption and reinforcing growth momentum in India's equity market.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class A	(1.75)%	3.14%	1.78%
Alger Emerging Markets Fund Class A—excluding sales load	3.69%	4.26%	2.33%
MSCI Emerging Markets Index	9.60%	6.78%	3.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 16,046,976
Holdings Count | Holding	39	[26]
Investment Company Portfolio Turnover	26.41%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$16,046,976
Total number of portfolio holdings[1]	39
Portfolio turnover rate	26.41%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Argentina	1.4%
Brazil	7.2%
China	25.7%
Greece	6.8%
Hungary	2.7%
India	17.4%
Indonesia	2.0%
Mexico	2.8%
Philippines	1.9%
Saudi Arabia	1.6%
South Africa	1.5%
South Korea	5.7%
Taiwan	13.8%
Turkey	0.8%
United Arab Emirates	2.3%
United Kingdom	2.7%
United States	2.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets.

C000095100 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class C
Trading Symbol	ACEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class C / ACEMX)	$113	2.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.30%	[27]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Emerging Markets Fund Class C returned -2.06%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the 0.56% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Tencent Holdings Ltd, Weichai Power Co., Ltd. Class H, Greek Organisation of Football Prognostics SA, Arca Continental SAB de CV, and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., Meituan, JSW Energy Limited, E Ink Holdings Inc, and Capitec Bank Holdings Limited were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several EM central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
India’s Pro-Consumption Fiscal Policy	Positive	India's February 2025 Union Budget delivered personal income tax reductions and maintained near-record infrastructure spending, supporting domestic consumption and reinforcing growth momentum in India's equity market.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class C	1.88%	3.46%	1.71%
Alger Emerging Markets Fund Class C—excluding contingent deferred sales charges	2.88%	3.46%	1.71%
MSCI Emerging Markets Index	9.60%	6.78%	3.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 16,046,976
Holdings Count | Holding	39	[28]
Investment Company Portfolio Turnover	26.41%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$16,046,976
Total number of portfolio holdings[1]	39
Portfolio turnover rate	26.41%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Argentina	1.4%
Brazil	7.2%
China	25.7%
Greece	6.8%
Hungary	2.7%
India	17.4%
Indonesia	2.0%
Mexico	2.8%
Philippines	1.9%
Saudi Arabia	1.6%
South Africa	1.5%
South Korea	5.7%
Taiwan	13.8%
Turkey	0.8%
United Arab Emirates	2.3%
United Kingdom	2.7%
United States	2.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets.

C000095101 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class I
Trading Symbol	AIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class I / AIEMX)	$71	1.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.45%	[29]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Emerging Markets Fund Class I returned -1.63% for the fiscal six-month period ended April 30, 2025, compared to the 0.56% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Tencent Holdings Ltd, Weichai Power Co., Ltd. Class H, Greek Organisation of Football Prognostics SA, Arca Continental SAB de CV, and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., Meituan, JSW Energy Limited, E Ink Holdings Inc, and Capitec Bank Holdings Limited were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several EM central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
India’s Pro-Consumption Fiscal Policy	Positive	India's February 2025 Union Budget delivered personal income tax reductions and maintained near-record infrastructure spending, supporting domestic consumption and reinforcing growth momentum in India's equity market.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class I	3.77%	4.35%	2.39%
MSCI Emerging Markets Index	9.60%	6.78%	3.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 16,046,976
Holdings Count | Holding	39	[30]
Investment Company Portfolio Turnover	26.41%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$16,046,976
Total number of portfolio holdings[1]	39
Portfolio turnover rate	26.41%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Argentina	1.4%
Brazil	7.2%
China	25.7%
Greece	6.8%
Hungary	2.7%
India	17.4%
Indonesia	2.0%
Mexico	2.8%
Philippines	1.9%
Saudi Arabia	1.6%
South Africa	1.5%
South Korea	5.7%
Taiwan	13.8%
Turkey	0.8%
United Arab Emirates	2.3%
United Kingdom	2.7%
United States	2.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets.

C000138115 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Emerging Markets Fund
Class Name	Class Z
Trading Symbol	AZEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class Z / AZEMX)	$49	0.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[31]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Emerging Markets Fund Class Z returned -1.34% for the fiscal six-month period ended April 30, 2025, compared to the 0.56% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Tencent Holdings Ltd, Weichai Power Co., Ltd. Class H, Greek Organisation of Football Prognostics SA, Arca Continental SAB de CV, and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., Meituan, JSW Energy Limited, E Ink Holdings Inc, and Capitec Bank Holdings Limited were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several EM central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
India’s Pro-Consumption Fiscal Policy	Positive	India's February 2025 Union Budget delivered personal income tax reductions and maintained near-record infrastructure spending, supporting domestic consumption and reinforcing growth momentum in India's equity market.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class Z	4.29%	4.84%	2.83%
MSCI Emerging Markets Index	9.60%	6.78%	3.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 16,046,976
Holdings Count | Holding	39	[32]
Investment Company Portfolio Turnover	26.41%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$16,046,976
Total number of portfolio holdings[1]	39
Portfolio turnover rate	26.41%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Argentina	1.4%
Brazil	7.2%
China	25.7%
Greece	6.8%
Hungary	2.7%
India	17.4%
Indonesia	2.0%
Mexico	2.8%
Philippines	1.9%
Saudi Arabia	1.6%
South Africa	1.5%
South Korea	5.7%
Taiwan	13.8%
Turkey	0.8%
United Arab Emirates	2.3%
United Kingdom	2.7%
United States	2.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets.

[1]	Annualized.
[2]	Excludes Money Market Funds and securities sold short.
[3]	Annualized.
[4]	Excludes Money Market Funds and securities sold short.
[5]	Annualized.
[6]	Excludes Money Market Funds and securities sold short.
[7]	Annualized.
[8]	Excludes Money Market Funds and securities sold short.
[9]	Annualized.
[10]	Excludes Money Market Funds and securities sold short.
[11]	Annualized.
[12]	Excludes Money Market Funds.
[13]	Annualized.
[14]	Excludes Money Market Funds.
[15]	Annualized.
[16]	Excludes Money Market Funds.
[17]	Annualized.
[18]	Excludes Money Market Funds.
[19]	Annualized.
[20]	Excludes Money Market Funds, securities sold short, and derivatives.
[21]	Annualized.
[22]	Excludes Money Market Funds, securities sold short, and derivatives.
[23]	Annualized.
[24]	Excludes Money Market Funds, securities sold short, and derivatives.
[25]	Annualized.
[26]	Excludes Money Market Funds.
[27]	Annualized.
[28]	Excludes Money Market Funds.
[29]	Annualized.
[30]	Excludes Money Market Funds.
[31]	Annualized.
[32]	Excludes Money Market Funds.